Note 16 - Components of Expenses	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of expenses [text block]
16.	Components of Expenses

	2022	2021	2020
	$	$	$
General and Administration Expenses
Depreciation expense	37	40	8
Stock based compensation	949	614	639
Facilities and operations	384	304	253
Public company expenses	5,424	4,677	1,004
Salaries and benefits	963	890	596
CPRIT grant claimed in eligible expenses (Note 12)	-	-	(125)
	7,757	6,525	2,375

	2022	2021	2020
	$	$	$
Research and Development Expenses
Chemistry, manufacturing, and controls	6,841	2,356	343
Regulatory	502	801	433
Discovery and pre-clinical	3,441	2,896	1,899
Clinical	2,322	1,225	1,528
Salaries and benefits	2,759	1,413	1,095
Licensing, patent, legal fees and royalties	733	1,620	811
Stock based compensation	467	391	486
CPRIT grant claimed in eligible expenses (Note 12)	(1,753)	-	(951)
Australian R&D refund claimed in eligible expenses (Note 12)	(700)	-	-
Other research and development expenses	104	168	226
	14,716	10,870	5,870